Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets			¥ 20,370	¥ 37,278
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 3,491	¥ 6,047	6,625	14,234
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 991	¥ 4,636	¥ 13,745	¥ 23,044